Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Biosecurity revenue:
Total revenue	$ 144,618		$ 43,636		$ 313,023		$ 87,733		$ 313,837	$ 76,657	$ 54,184
Costs and operating expenses:
Research and development	289,188		52,031		611,908		111,616		1,149,662	159,767	96,299
General and administrative expenses	438,427		34,440		873,195		52,367		862,952	38,306	29,483
Total operating expenses	791,526		103,581		1,634,446		204,793		2,142,304	213,684	125,782
Loss from operations	(646,908)		(59,945)		(1,321,423)		(117,060)		(1,828,467)	(137,027)	(71,598)
Other (expense) income:
Interest income									837	2,582	5,756
Interest expense									(2,373)	(2,385)	(2,421)
Interest income (expense), net	1,674		(478)		1,277		(953)
Loss on equity method investments	(10,166)		(4,346)		(31,053)		(32,970)		(77,284)	(396)	(27,533)
Loss on investments	(38,673)		2,755		(38,223)		15,377		(11,543)	(3,733)	(27,200)
Change in fair value of warrant liabilities	23,509		0		108,544		0		58,615	0	0
Gain on deconsolidation of subsidiary	0		0		15,900		0
Gain on settlement of partnership agreement									23,826	8,286	1,587
Other (expense) income, net	(51)		7,119		1,586		5,774		(1,733)	7,839	1,574
Total other (expense) income, net	(23,707)		5,050		58,031		(12,772)		(9,655)	12,193	(48,237)
Loss before income taxes	(670,615)		(54,895)		(1,263,392)		(129,832)		(1,838,122)	(124,834)	(119,835)
Income tax (benefit) provision	(45)		(431)		(229)		(590)		(1,480)	1,889	22
Net loss	(670,570)		(54,464)		(1,263,163)		(129,242)		(1,836,642)	(126,723)	(119,857)
Net loss attributable to non-controlling interest	(1,745)		(523)		(3,833)		(1,732)		(6,595)	(114)	(530)
Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders	$ (668,825)		$ (53,941)		$ (1,259,330)		$ (127,510)		$ (1,830,047)	$ (126,609)	$ (119,327)
Net loss per share attributable to Ginkgo Bioworks Holdings, Inc. common stockholders:
Basic net loss per share	$ (0.41)	[1]	$ (0.04)	[1]	$ (0.78)	[1]	$ (0.1)	[1]	$ (1.35)	$ (0.1)	$ (0.1)
Diluted net loss per share	$ (0.41)	[1]	$ (0.04)	[1]	$ (0.78)	[1]	$ (0.1)	[1]	$ (1.39)	$ (0.1)	$ (0.1)
Weighted average common shares outstanding (1)
Basic	1,620,703,542	[1]	1,292,538,294	[1]	1,614,138,189	[1]	1,291,416,874	[1]	1,359,848,803	1,274,766,915	1,149,000,417
Diluted	1,620,703,542	[1]	1,292,538,294	[1]	1,614,138,189	[1]	1,291,416,874	[1]	1,360,373,343	1,274,766,915	1,149,000,417
Comprehensive loss:
Net loss	$ (670,570)		$ (54,464)		$ (1,263,163)		$ (129,242)		$ (1,836,642)	$ (126,723)	$ (119,857)
Other comprehensive loss:
Foreign currency translation adjustment	(3,141)		0		(3,781)		0		(1,715)	0	0
Total other comprehensive loss	(3,141)		0		(3,781)		0		(1,715)	0	0
Comprehensive loss	(673,711)		(54,464)		(1,266,944)		(129,242)		(1,838,357)	(126,723)	(119,857)
Product [Member]
Biosecurity revenue:
Total revenue	3,887		355		17,834		6,130		23,040	8,707	0
Costs and operating expenses:
Cost of Biosecurity revenue	2,444		1,820		10,539		11,755		20,017	6,705	0
Service [Member]
Biosecurity revenue:
Total revenue	96,489		21,689		229,459		37,507		177,808	8,729	0
Costs and operating expenses:
Cost of Biosecurity revenue	61,467		15,290		138,804		29,055		109,673	8,906	0
Foundry Revenue [Member]
Biosecurity revenue:
Total revenue	$ 44,242	[2]	$ 21,592	[2]	$ 65,730	[2]	$ 44,096	[2]	$ 112,989	$ 59,221	$ 54,184

[1]	Amounts for the three and six months ended June 30, 2021 have been retroactively restated for the reverse recapitalization as described in Note 1.
[2]	Includes related party revenue of $7,973 and $10,962 for the three months ended June 30, 2022 and 2021, respectively, and $21,501 and $23,622 for the six months ended June 30, 2022 and 2021, respectively.